Investment Securities -- Proceeds of AFS sold / redeemed (Details 4) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Available-for-sale securities sold or redeemed
Fair value	$ 113	$ 76
Realized gains	2	7
Realized losses	0	(1)
Net realized gains	$ 2	$ 6